SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)								1 Months Ended
	Apr. 16, 2020	Mar. 04, 2020	Feb. 28, 2020	Feb. 27, 2020	Jan. 31, 2020	Sep. 19, 2019	Nov. 30, 2018	Apr. 30, 2020	Feb. 29, 2020	Mar. 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Exercise price (in dollars per share)													$ 0.15
Net proceeds from debt						$ 540,000
Principal value											$ 600,000
Common stock, issued											111,893,779	102,553,706
Convertible debt											$ 297,997
Number of option granted							600,000
Subsequent Event [Member]
Debt instrument convertible excess of principal			$ 5,000
Subsequent Event [Member] | Mr. Patrick White [Member]
Expiration period of options	3 years
Number of option granted	7,000,000
Option expiry date	Aug. 15, 2025
Subsequent Event [Member] | Mr. Norman Gardner [Member]
Expiration period of options	3 years
Number of option granted	4,500,000
Option expiry date	Jun. 29, 2025
Subsequent Event [Member] | Mr. Margaret Gezerlis [Member]
Increase in salary	$ 4,000
Officer salary	$ 11,000
Subsequent Event [Member] | Convertible Debt [Member]
Net proceeds from debt		$ 750,000
Principal value		600,000
Redemption fee		150,000
Subsequent Event [Member] | Convertible Debt [Member] | Warrant [Member]
Warrant term					3 years
Exercise price (in dollars per share)					$ 0.15
Subsequent Event [Member] | Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services				24,900,000
Warrant term				3 years
Exercise price (in dollars per share)				$ 0.15
Number of warrants issued				4,125,000
Convertible debt										$ 330,000
Subsequent Event [Member] | Convertible Debt [Member]
Proceeds from secured debt		$ 1,747,203
Convertible debt										$ 1,992,000
Purchased of convertible debt			$ 80,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Number of shares issued for services					33,333				33,333
Common stock, issued									50,760,359
Subsequent Event [Member] | Restricted Common Stock [Member] | Non Exclusive Financial Advisor [Member]
Description of subject success fee					The Company is subject to a success fee as follows: • 10% of the amount for any equity or hybrid equity capital raised up to $1,000,000 • 8% of the amount for any equity or hybrid equity capital raised up to $5,000,000 • 6% of the amount for any equity or hybrid equity capital raised over $5,000,000
Subsequent Event [Member] | Restricted Common Stock [Member] | Investor [Member]
Number of shares issued for services								33,333
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Mr. Patrick White [Member]
Number of option granted	1,875,000
Deferred salary	$ 150,000
Vesting period	1 year
Subsequent Event [Member] | Non-Qualified Stock Options [Member] | Director [Member]
Number of shares issued for services	150,000
Exercise price (in dollars per share)	$ 0.0805
Option expiry date	Apr. 16, 2025